Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Acquisitions
Acquisitions

4.              Acquisitions

During the quarter ended September 30, 2013, indirect, wholly-owned subsidiaries of the Company completed the acquisitions of CMORx, LLC, which provides clinical management software, each of T.M.S. Management Group, Inc. and Transportation Management Services of Brevard, Inc., two related corporations that manage the provision of non-emergency medical transportation services by third-party transportation service providers, and a clinical affiliate acquired certain assets of Jacksonville Emergency Consultants P.A., which provides facility based physician staffing in northern Florida, for a combined purchase price of $26.4 million.  At September 30, 2013, the Company recorded $24.4 million to goodwill, $3.9 million to intangible assets, $1.6 million to property, plant, and equipment, and $3.5 million to net current liabilities, which are subject to adjustment based upon the completion of purchase price allocations.

During the nine months ended September 30, 2013, the Company made purchase price allocation adjustments related to the acquisitions of Guardian Healthcare Group, Inc. (“Guardian”), the management services companies of NightRays, P.A (“NightRays”), and Saint Vincent Anesthesia Medical Group, Inc. / Golden State Anesthesia Consultants, Inc. These adjustments included reclassifications from goodwill to intangible assets of $8.7 million and $4.3 million for Guardian and NightRays, respectively, a deferred tax liability increase of $3.3 million and other adjustments to opening balances for assets and liabilities.

3. Acquisitions

          On December 21, 2012, the Company acquired the stock of Guardian Healthcare Group, Inc ("Guardian"). Guardian, through its subsidiaries, provides healthcare services to patients at their place of residence. Upon completion of this acquisition, the fair value of assets and liabilities were recorded as follows:

Cash	$428
Accounts receivable	12,748
Prepaid and other current assets	385
Current deferred federal tax asset	1,197
Property, plant and equipment	1,876
Other long-term assets	50
Accounts payable	(729)
Accrued liabilities	(4,895)
Federal tax liability	(5,216)

Net assets acquired	$5,844

          The Company began consolidating the results of operations effective December 21, 2012. The acquisition added $3.0 million of operating revenue and $0.3 million of net income for the year ended December 31, 2012. On an unaudited Pro Forma basis, had the Company owned Guardian at the beginning of each fiscal year, $100.1 million and $95.4 million of operating revenues and $5.9 million and $5.8 million of net income would have been reported in 2012 and 2011, respectively. This unaudited Pro Forma information should not be relied upon as necessarily being indicative of the historical results that would have been obtained if the acquisition had actually occurred on those dates, nor of the results that may be obtained in the future. The total consideration for this acquisition was $159 million paid in cash. The Company has recorded $102.1 million of goodwill, of which $78.5 million is tax deductible goodwill, and $51.1 million of other gross intangible assets as of December 31, 2012, which amounts are subject to adjustment based upon completion of purchase price allocations.

          On August 31, 2012, the Company acquired the assets of Sage Physician Partners, Inc. d/b/a American Physician Housecalls ("APH"). APH provides primary physician healthcare services to patients at their place of residence. On September 28, 2012 and December 31, 2012, the Company acquired the management services companies of NightRays, P.A., which provides teleradiology and radiology services to hospitals, healthcare facilities and physician practices, and Saint Vincent Anesthesia Medical Group, Inc. / Golden State Anesthesia Consultants, Inc., respectively. The total consideration of these acquisitions was $33.8 million paid in cash. The Company has recorded $31.4 million of goodwill, of which $22.2 million is tax deductible goodwill, and $4.6 million of other gross intangible assets as of December 31, 2012, which amounts are subject to adjustment based upon completion of purchase price allocations.

          On January 11, 2011, EVHC completed the acquisition of Northwood Anesthesia Associates, and an affiliate of EVHC completed the acquisition of the related professional entity, North Pinellas Anesthesia Associates (collectively referred to as "North Pinellas"), an anesthesia provider based in Tampa, Florida. On February 17, 2011, EVHC completed the acquisition of Doctor's Ambulance Service, which provides emergency and non-emergency ambulance services in Orange County, California. On April 1, 2011, EVHC acquired all the capital stock of BestPractices, Inc., an emergency department staffing and management company based in Virginia. On August 1, 2011, the Company acquired all the capital stock of Medics Ambulance Service and substantially all of its subsidiaries and corporate affiliates (collectively, "Medics Ambulance") through its indirect, wholly-owned subsidiaries. Medics Ambulance provides ground medical transportation services in south Florida. On September 8, 2011, the Company acquired Acute Management, LLC which provides medical practice support for certain surgery programs and staffing to contracted hospitals in Texas. The total cost of these acquisitions was $183.2 million, consisting of $179.2 million paid in cash and the remaining consideration paid in equity. During the year ended December 31, 2012, the Company made purchase price allocation adjustments related to Medics Ambulance and Acute Management, LLC. Based on independent valuations performed, $5.2 million and $2.7 million were reclassified from goodwill to intangible assets for Medics Ambulance and Acute Management, LLC, respectively. The Company's acquisition consideration allocation for these acquisitions is complete and the Company has recorded $128.8 million of goodwill and $28.1 million of other gross intangible assets as of December 31, 2012.

          On May 28, 2010, EVHC completed the acquisition of V.I.P. Professional Services, Inc., the parent of Gold Coast Ambulance Service, which provides emergency and non-emergency ambulance services in southwest Ventura County, California. On June 4, 2010, an affiliate of EVHC completed the acquisition of professional entities which provide anesthesiology services for Clinical Partners Management Company, an existing subsidiary of the Company. On June 30, 2010, EVHC completed its acquisition of Affilion, Inc., which provides emergency department physician staffing and related management services to hospitals in Arizona, New Mexico and Texas. Also on June 30, 2010, an affiliate of EVHC completed its acquisition of Fredericksburg Anesthesia Consultants, PLLC, a provider of anesthesia services to facilities in south Texas. On December 13, 2010, an affiliate of EVHC completed the acquisition of Milford Anesthesia Associates, a provider of anesthesia services to 27 facilities in Connecticut and Massachusetts. The total cost of these and other smaller acquisitions was $119.9 million. The Company's acquisition consideration allocation for these acquisitions is complete and the Company has recorded $77.9 million of goodwill and $68.9 million of other gross intangible assets as of December 31, 2012.

          As of December 31, 2012, the Company may have to pay up to $15.6 million in future periods as contingent consideration for acquisitions made prior to December 31, 2012. These payments will be made should the acquired operations achieve the terms as agreed to in the respective acquisition agreements. As of December 31, 2012, the Company has accrued $4.4 million as its estimate of the additional payments to be made. This balance is included in accrued liabilities in the accompanying balance sheet.